Financing Receivables - Payment Terms (Details)	12 Months Ended
Dec. 31, 2022
Lease receivables | Minimum
Financing receivables
Financing receivable, payment terms	2 years
Lease receivables | Maximum
Financing receivables
Financing receivable, payment terms	6 years
Commercial financing receivables | Minimum
Financing receivables
Financing receivable, payment terms	30 days
Commercial financing receivables | Maximum
Financing receivables
Financing receivable, payment terms	90 days
Loan receivables | Maximum
Financing receivables
Financing receivable, payment terms	7 years